Share Based Compensation - Valuation Assumptions for Options Granted (Details) - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	23.50%	25.30%	27.50%
Expected volatility, maximum	34.30%	28.70%	29.50%
Expected term (in years)			6 years 1 month 6 days
Risk free rate, minimum	2.50%	1.89%	1.01%
Risk free rate, maximum	2.80%	1.93%	1.42%
Grant date fair value per share of options granted (in dollars per share)
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	6 years
Grant date fair value per share of options granted (in dollars per share)	$ 5.58	$ 2.13	$ 36.44
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Grant date fair value per share of options granted (in dollars per share)	$ 7.96	$ 2.41	$ 61.77